Loans and Borrowings - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2019
Disclosure Of Loans And Borrowings [Line Items]
Gain on modification of debt			$ 0	$ 2,631
Draw down on Credit Facility			0	379,680
Repayments of borrowings, classified as financing activities			30,983	546,274
Loans and borrowings			540,682	545,241
Deferred tax recovery			$ (45,017)	(14,239)
Revolving credit facility
Disclosure Of Loans And Borrowings [Line Items]
Maximum capacity		$ 130,000
Gain on modification of debt	$ 2,700	2,600
Transaction costs incurred		$ 9,200
Draw down on Credit Facility				380,000
Repayments of borrowings, classified as financing activities	$ 200,000
Effective interest rate			4.40%
Loans and borrowings			$ 193,800	191,300
Debt Covenant, Minimum Liquidity			50,000
Revolving credit facility | Bottom of range
Disclosure Of Loans And Borrowings [Line Items]
Borrowings, adjustment to interest rate basis		2.50%
Revolving credit facility | Top of range
Disclosure Of Loans And Borrowings [Line Items]
Borrowings, adjustment to interest rate basis		3.75%
Revolving credit facility | Bank of Nova Montreal Societe Generale and Ing Capital LLC
Disclosure Of Loans And Borrowings [Line Items]
Maximum capacity		$ 400,000
Draw down on Credit Facility			199,700
Term Loan
Disclosure Of Loans And Borrowings [Line Items]
Loans and borrowings			$ 85,800	98,600
Term Loan | Bank of Nova Montreal Societe Generale and Ing Capital LLC
Disclosure Of Loans And Borrowings [Line Items]
Maximum capacity		$ 100,000
Quarterly principal repayment percentage		6.67%
Convertible Notes
Disclosure Of Loans And Borrowings [Line Items]
Transaction costs incurred		$ 3,300
Draw down on Credit Facility		$ 139,300
Effective interest rate		7.30%			7.50%
Loans and borrowings		$ 139,300			$ 139,700
Interest rate		4.75%			5.00%
Conversion price (in dollars per share)		$ 7.80			$ 5.25
Fair value of debt		$ 127,600
Borrowings repayment period		5 years
Effective discount rate used		6.90%
Residual value Net		$ 8,600
Residual value gross		11,700
Deferred tax recovery		3,100
Transaction costs capitalised		3,000
Transaction costs allocated to equity		$ 300
Threshold percentage of common shares			20.00%
Number of days for determining volume weighted average price			90 days
Number of consecutive trading days for determning the share price			30 days
2019 Convertible Notes
Disclosure Of Loans And Borrowings [Line Items]
Loans and borrowings			$ 131,741	128,686
Minimum share price (in dollars per share)			$ 6.83
2020 Convertible Notes
Disclosure Of Loans And Borrowings [Line Items]
Loans and borrowings			$ 129,320	$ 126,645
Minimum share price (in dollars per share)			$ 10.14